Commitments & Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Schedule of Future Minimum Non-Cancelable Lease Payments Under the Operating Leases
Future minimum
non-cancelable
lease payments under the Company’s operating leases as of December 31, 2021 were as follows:

Amounts
2022	2,895,231
2023	2,191,339
2024	779,456
2025	803,073
2026	67,087

Total	$6,736,187